Subsequent Events	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Subsequent Events [Abstract]
Subsequent Events

13. Subsequent Events

In connection with the preparation of the condensed consolidated financial statements for the three and six months ended June 30, 2026, the Company has completed an evaluation of all subsequent events through August 13, 2026, which represents the date the condensed consolidated financial statements were issued, for events requiring adjustment to or disclosure in the financial statements. The Company has further evaluated subsequent events for disclosure purposes through October 19, 2026. Except as described below or elsewhere in these condensed consolidated financial statements, the Company has concluded that no subsequent event has occurred that requires disclosure or adjustment to the financial statements.

License Agreement with Context Therapeutics Inc.

In connection with the Context Amendment, the Company received the additional $2.0 million payment from Context that was due by August 1, 2026.

Nasdaq

On August 26, 2026, the Company was notified that a determination was made to delist the Company’s common stock, par value $0.0001 per share (the “Common Stock”), from Nasdaq. Trading of the Common Stock on Nasdaq was suspended at the opening of business on August 31, 2026. On August 31, 2026, the Common Stock began to be quoted on the OTC Markets system under its current trading symbol “BCAB”. The Common Stock is currently quoted on the OTCQB Venture Market.

SEPA

On October 15, 2026, the Company entered into a Standby Equity Purchase Agreement with Yorkville (the “2026 SEPA”) pursuant to which the Company has the right to sell to Yorkville up to $40.0 million of shares of the Company’s common stock, par value $0.0001 per share (the “Common Stock”) (such amount, the “Commitment Amount”), subject to certain limitations and conditions set forth in the 2026 SEPA, during the 36 months following the Effective Date (such shares, the “SEPA Shares”). Sales of the SEPA Shares to Yorkville and the timing of any such sales, if elected to be utilized by the Company at a future date, are at the Company’s option, and the Company is under no obligation to sell any SEPA Shares to Yorkville.

As consideration for Yorkville’s commitment to purchase the SEPA Shares, the Company agreed to pay to Yorkville a commitment fee of $500,000 (the “Commitment Fee”), which was earned on the Effective Date. One-half of the Commitment Fee is payable within five days of the Effective Date and the remaining one-half is payable on or before December 31, 2026, in each case, at the Company’s election, either in cash or by the issuance to Yorkville of warrants (the “Commitment Fee Warrants”) exercisable for a number of shares of Common Stock (the “Commitment Shares”). On October 16, 2026, the Company issued Commitment Fee Warrants to Yorkville exercisable for 182,110 Commitment Shares in payment of the first installment of the Commitment Fee.

On October 15, 2026, in connection with entering into the 2026 SEPA described above, the Company terminated the SEPA dated as of November 20, 2025 (the “Prior SEPA”), between the Company and Yorkville. Pursuant to the Prior SEPA, the Company had the right, but not the obligation, to sell to Yorkville up to $15.0 million of shares of Common Stock. Prior to its termination, the Company sold an aggregate of 48,092 shares of Common Stock to Yorkville under the Prior SEPA for aggregate gross proceeds of approximately $0.4 million.

14. Subsequent Events

In connection with the preparation of the consolidated financial statements as of and for the year ended December 31, 2025, the Company has completed an evaluation of all subsequent events through March 31, 2026, which represents the date the consolidated financial statements were issued, for events requiring adjustment to or disclosure in the financial statements. The Company has further evaluated subsequent events for disclosure purposes through October 19, 2026. Except as described below or elsewhere in these consolidated financial statements, the Company has concluded that no subsequent event has occurred that requires disclosure or adjustment to the financial statements.

Pre-Paid Advance

The outstanding principal balance of $4.5 million as of December 31, 2025 under the Pre-Paid Advance was fully converted into common stock subsequent to the balance sheet date.

SEPA

As of March 31, 2026, 48,092 SEPA shares had been sold under the SEPA, with gross proceeds to the Company totaling approximately $0.4 million.

Restructuring

On March 2, 2026, the Company announced that it has initiated a formal process to explore and evaluate strategic options to maximize shareholder value, including sale of preclinical and clinical assets, licensing transactions, strategic partnerships or other corporate transactions. In connection with the evaluation of strategic alternatives, the Company is implementing a restructuring plan that includes a workforce reduction of approximately 70%.

Merger and Related Share Consolidation

On March 23, 2026, the Company’s stockholders approved the Agreement and Plan of Merger, as amended from time to time, including pursuant to Amendment No. 1 to Agreement and Plan of Merger, pursuant to which (i) a wholly owned subsidiary (the “Merger Sub”) of the Company will merge with and into the Company, with the Company surviving (the “Merger”), and (ii) every fifty (50) shares of common stock of the Company issued and outstanding, or held as treasury stock, will be converted into one (1) share of common stock of the surviving corporation, which shall be the Company (the “Share Consolidation”). The effective date of the Merger and the related Share Consolidation was April 6, 2026. Consequently, all issued and outstanding shares of stock, stock option awards, and per share data have been retroactively adjusted in these financial statements to reflect the Share Consolidation for all periods presented. The authorized shares and par value of the common stock and preferred stock remain unchanged. No fractional shares were issued in connection with the Share Consolidation.